Common Units	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders Equity Note [Abstract]
Common Units
12. Common Units
As
of September 30, 2023, the amount of accumulated members’ deficit attributable to Class A Units was ($99,611) and to Class B and Class C Units was ($24,903).
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or deemed liquidation event, eighty percent (80%) of distributions will be paid to the Class A Units pro rata in proportion to the holders’ respective interests, and twenty percent (20%) will be paid to the Class B and Class C Units until the Class A Unit holders have received the full amount of their initial capital contributions. Then, fifty percent (50%) will be paid to Class A Units, pro rata in proportion to the holders’ respective interests, and fifty percent (50%) will be paid to the Class B and Class C Units until the Class A Unit holders have received total distributions equal to three (3) times their initial capital contributions. Thereafter, distributions will be paid pro rata among all the Units in proportion to the holders’ respective interests.

13. Common Units
As of
December
31, 2022, the amount of accumulated members’ deficit attributable to Class A Units was ($72,544) and to Class B and Class C Units was ($18,136).
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or deemed liquidation event, eighty percent (80%) of distributions will be paid to the Class A Units pro rata in proportion to the holders’ respective interests, and twenty percent (20%) will be paid to the Class B and Class C Units until the Class A Unit holders have received the full amount of their initial capital contributions. Then, fifty percent (50%) will be paid to Class A Units, pro rata in proportion to the holders’ respective interests, and fifty percent (50%) will be paid to the Class B and Class C Units until the Class A Unit holders have received total distributions equal to three (3) times their initial capital contributions. Thereafter, distributions will be paid pro rata among all the Units in proportion to the holders’ respective interests.